Income taxes - Effective tax rate (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Sweden
Schedule of effective tax rate of our benefit for income taxes differs from the statutory rate
Domestic statutory income tax rate		22.00%	22.00%
Foreign tax differential between Sweden, U.S., Cayman Island and Ireland		(4.60%)	(3.40%)
Federal tax credits		20.90%	15.20%
Change in valuation allowance		(32.70%)	(32.80%)
Other		(0.90%)	0.70%
Effective income tax rate		4.70%	1.70%
Ireland
Schedule of effective tax rate of our benefit for income taxes differs from the statutory rate
Domestic statutory income tax rate	12.50%
Foreign tax differential between Sweden, U.S., Cayman Island and Ireland	15.70%
Federal tax credits	12.10%
Change in valuation allowance	(41.20%)
Other	1.90%
Effective income tax rate	1.00%